Note 20 Other assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other assets [Line Items]
Inventories	[1]	€ 1,307	€ 1,299	€ 276
Items in course of collection from other banks		182	482	41
Other Assets Accruals		2,101	1,862	1,368
Other assets other items		1,395	1,881	1,174
Other assets		4,985	5,525	2,859
Other liabilities [Line Items]
Other Liabilities Transactions In Progress		346	306	133
Other Liabilities Accruals		3,463	3,066	2,878
Other items liabilities		1,900	1,997	2,466
Other liabilities		€ 5,709	€ 5,370	€ 5,477

[1]
(1) The variation in 2024 corresponded mainly to the acquisition of land plots from the Group's real estate company Crea Madrid Nuevo Norte, S.A. in relation to an urban planning operation in the city of Madrid.